Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
Income taxes payable		$ 594,026
VAT and other tax payable	110,843	136,898
Totals	$ 110,843	$ 730,924